Federal Home Loan Bank Advances - Advances from Federal Home Loan Bank (Parenthetical) (Detail)	Dec. 31, 2012
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Maturities from August 2013 through January 2017, fixed rates, minimum	1.49%
Maturities from August 2013 through January 2017, fixed rates, maximum	4.85%
Maturities from August 2013 through January 2017, fixed rates, averaging	2.50%
Maturities, year from	2013
Maturities, year to	2017